INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of components of income tax expense (benefit)

In millions of dollars	2012	2011	2010
Current
Federal	$(71)	$(144)	$(249)
Foreign	3,869	3,552	3,223
State	300	241	207
Total current income taxes	$4,098	$3,649	$3,181
Deferred
Federal	$(4,943)	$(793)	$(933)
Foreign	900	628	279
State	(48)	91	(310)
Total deferred income taxes	$(4,091)	$(74)	$(964)

Schedule of reconciliation of income tax expense (benefit)
Provision (benefit) for income tax on continuing operations before noncontrolling interests (1)	$7	$3,575	$2,217
Provision (benefit) for income taxes on discontinued operations	(52)	12	(546)
Provision (benefit) for income taxes on cumulative effect of accounting changes	(58)	—	(4,978)
Income tax expense (benefit) reported in stockholders’ equity related to:
Foreign currency translation	(709)	(609)	(739)
Securities available-for-sale	369	1,495	1,167
Employee stock plans	265	297	600
Cash flow hedges	311	(92)	325
Pension liability adjustments	(390)	(235)	(434)
Income taxes before noncontrolling interests	$(257)	$4,443	$(2,388)

(1)   Includes the effect of securities transactions and OTTI losses resulting in a provision (benefit) of $1,138 million and $(1,740) million in 2012, $699 million and $(789) million in 2011 and $844 million and $(494) million in 2010, respectively.

Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate applicable to income from continuing operations (before noncontrolling interests and the cumulative effect of accounting changes)
	2012	2011	2010
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.0	1.5	(0.1)
Foreign income tax rate differential	(5.0)	(8.4)	(10.0)
Audit settlements (1)	(11.7)	—	(0.5)
Effect of tax law changes (2)	(0.1)	2.0	(0.1)
Basis difference in affiliates	(9.1)	—	—
Tax advantaged investments	(12.2)	(6.0)	(6.7)
Other, net	0.2	0.2	(0.7)
Effective income tax rate	0.1%	24.3%	16.9%

(1)   For 2012 and 2010, relates to the conclusion of the audit of various issues in the Company’s 2006—2008 and 2003—2005 U.S. federal tax audits, respectively. 2012 also includes an amount related to the conclusion of a New York City tax audit for 2006—2008.

(2)   For 2011, includes the results of the Japan tax rate change which resulted in a $300 million DTA charge.

Deferred income taxes

In millions of dollars	2012	2011
Deferred tax assets
Credit loss deduction	$10,947	$12,481
Deferred compensation and employee benefits	4,890	4,936
Restructuring and settlement reserves	1,645	1,331
Unremitted foreign earnings	5,114	7,362
Investment and loan basis differences	3,878	2,358
Cash flow hedges	1,361	1,673
Tax credit and net operating loss carry-forwards	28,087	22,764
Other deferred tax assets	2,651	2,127
Gross deferred tax assets	$58,573	$55,032
Valuation allowance	—	—
Deferred tax assets after valuation allowance	$58,573	$55,032
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	$(495)	$(591)
Fixed assets and leases	(623)	(1,361)
Intangibles	(1,517)	(710)
Debt valuation adjustment on Citi liabilities	(73)	(533)
Other deferred tax liabilities	(543)	(307)
Gross deferred tax liabilities	$(3,251)	$(3,502)
Net deferred tax asset	$55,322	$51,530

Roll-forward of the company's unrecognized tax benefits

In millions of dollars	2012	2011	2010
Total unrecognized tax benefits at January 1	$3,923	$4,035	$3,079
Net amount of increases for current year’s tax positions	136	193	1,039
Gross amount of increases for prior years’ tax positions	345	251	371
Gross amount of decreases for prior years’ tax positions	(1,246)	(507)	(421)
Amounts of decreases relating to settlements	(44)	(11)	(14)
Reductions due to lapse of statutes of limitation	(3)	(38)	(11)
Foreign exchange, acquisitions and dispositions	(2)	—	(8)
Total unrecognized tax benefits at December 31	$3,109	$3,923	$4,035

Schedule of interest and penalties included in the provision for income taxes
	2012		2011		2010
In millions of dollars	Pretax	Net of tax	Pretax	Net of tax	Pretax	Net of tax
Total interest and penalties in the Consolidated Balance Sheet at January 1	$404	$261	$348	$223	$370	$239
Total interest and penalties in the Consolidated Statement of Income	114	71	61	41	(16)	(12)
Total interest and penalties in the Consolidated Balance Sheet at December 31 (1)	492	315	404	261	348	223

(1)         2012 includes $10 million for foreign penalties and $4 million for state penalties.

Major tax Jurisdictions and the earliest tax year subject to examination
Jurisdiction	Tax year
United States	2009
Mexico	2008
New York State and City	2005
United Kingdom	2010
Japan	2009
Brazil	2008
Singapore	2007
Hong Kong	2007
Ireland	2008

Schedule of deferred tax assets and liabilities by jurisdiction
	DTA balance	DTA balance
In billions of dollars	December 31,	December 31,
Jurisdiction/component	2012	2011
U.S. federal (1)
Consolidated tax return net operating losses (NOLs)	$—	$—
Consolidated tax return foreign tax credits (FTCs)	22.0	15.8
Consolidated tax return general business credits (GBCs)	2.6	2.1
Future tax deductions and credits	22.0	23.0
Other (2)	0.9	1.4
Total U.S. federal	$47.5	$42.3
State and local
New York NOLs	$1.3	$1.3
Other state NOLs	0.6	0.7
Future tax deductions	2.6	2.2
Total state and local	$4.5	$4.2
Foreign
APB 23 subsidiary NOLs	$0.2	$0.5
Non-APB 23 subsidiary NOLs	1.2	1.8
Future tax deductions	1.9	2.7
Total foreign	$3.3	$5.0
Total	$55.3	$51.5

(1)         Included in the net U.S. federal DTAs of $47.5 billion are deferred tax liabilities of $2 billion that will reverse in the relevant carry-forward period and may be used to support the DTAs.

(2)         Includes $0.8 billion and $1.2 billion for 2012 and 2011, respectively, of subsidiary tax carry-forwards related to companies that are expected to be utilized separate from Citigroup’s consolidated tax carry-forwards.

Summarization of amounts of tax carryforwards and their expiration dates
In billions of dollars
Year of expiration	Amount
U.S. consolidated tax return foreign tax credit carry-forwards
2016	$0.4
2017	6.6
2018	5.3
2019	1.3
2020	2.3
2021	1.9
2022	4.2
Total U.S. consolidated tax return foreign tax credit carry-forwards	$22.0
U.S. consolidated tax return general business credit carry-forwards
2027	$0.3
2028	0.4
2029	0.4
2030	0.5
2031	0.5
2032	0.5
Total U.S. consolidated tax return general business credit carry-forwards	$2.6
U.S. subsidiary separate federal net operating loss (NOL) carry-forwards
2027	$0.2
2028	0.1
2030	0.3
2031	1.8
Total U.S. subsidiary separate federal NOL carry-forwards (1)	$2.4
New York State NOL carry-forwards
2027	$0.1
2028	7.2
2029	1.9
2030	0.4
Total New York State NOL carry-forwards (1)	$9.6
New York City NOL carry-forwards
2027	$0.1
2028	3.7
2029	1.6
2030	0.2
Total New York City NOL carry-forwards (1)	$5.6
APB 23 subsidiary NOL carry-forwards
Various	$0.2
Total APB 23 subsidiary NOL carry-forwards	$0.2

(1)         Pretax.